Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Kirr, Marbach Partners Funds, Inc.
Entity Central Index Key	0001071196
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Kirr, Marbach Partners Value Fund
Shareholder Report [Line Items]
Fund Name	Kirr Marbach Partners Value Fund
Class Name	Kirr Marbach Partners Value Fund
Trading Symbol	KMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kirr Marbach Partners Value Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kmpartnersfunds.com. You can also request this information by contacting us at 1-812-376-9444.
Additional Information Phone Number	1-812-376-9444
Additional Information Website	https://www.kmpartnersfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kirr Marbach Partners Value Fund	$172	1.45%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We believe the S&P 500 Equal-Weighted Index (all 500 constituents have same 0.2% index weight) gives a better representation of the how the “average stock” performed versus the traditional, capitalization-weighted S&P 500 Index (10 largest-capitalization stocks have a combined index weight of about 38%). For the 12-month period ended September 30, 2024, the traditional, capitalization-weighted S&P 500 Index had a total return of 36.35%, driven by the superior performance of the “Magnificent Seven” mega-capitalization technology stocks (Apple, Microsoft, NVIDIA, Alphabet, Amazon, Meta Platforms and Tesla). By contrast, the equal-weighted S&P 500 Index had a more modest total return of 28.62%.
Similarly, the S&P 500 Growth Index had a total return of 41.06% for the 12-month period ending September 30, 2024, while the S&P 500 Value Index had a total return of 30.88%.
Given the “average stock” underperformed the S&P 500 Index for the 12-month period ending September 30, 2024 and the majority of the Fund’s holdings fall into the “value” universe, we are pleased with the Fund’s superior performance.

Top Contributors
↑	Vistra Corp.
↑	EMCOR Group Inc.
↑	Broadcom Inc.
↑	Constellation Software
↑	Colliers International Group

Top Detractors
↓	Visteon Corp.
↓	Dollar Tree Inc.
↓	AON Plc
↓	InMode Ltd.
↓	Biogen Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Kirr Marbach Partners Value Fund	37.22	12.09	8.00
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.kmpartnersfunds.com for more recent performance information. Visit https://www.kmpartnersfunds.com for more recent performance information.
Net Assets	$ 90,065,393
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 790,413
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$90,065,393
Number of Holdings	42
Net Advisory Fee	$790,413
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Vistra Energy Corp.	8.2%
Broadcom, Inc.	8.0%
EMCOR Group, Inc.	7.5%
AutoZone, Inc.	6.0%
Constellation Software, Inc.	5.3%
Colliers International Group, Inc.	5.1%
MasTec, Inc.	4.7%
Republic Services, Inc.	4.3%
Alphabet, Inc.	3.6%
Canadian Pacific Kansas City Ltd.	3.4%

Industry	(% of net assets)
Industrial	24.3%
Technology	18.4%
Consumer Non Cyclical	16.5%
Consumer Cyclical	11.5%
Utilities	8.2%
Communications	6.0%
Financial	5.9%
Energy	5.1%
Basic Materials	2.0%
Cash & Other	2.1%

Updated Prospectus Web Address	https://www.kmpartnersfunds.com